UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7056

        Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Select Maturities Municipal Fund (NIM) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Alabama - 2.1%
$2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A-	$2,117,740
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A-	548,995

2,500	Total Alabama			2,666,735

	Arizona - 1.4%
965	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue Bonds,	4/08 at 101.50	AAA	1,003,600
	Series 1998C, 6.650%, 10/01/29 (Alternative Minimum Tax)
750	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital,	No Opt. Call	N/R	756,008
	Series 1998, 5.750%, 6/01/08

1,715	Total Arizona			1,759,608

	Arkansas - 3.0%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A, 5.250%,	10/11 at 100.00	AAA	1,075,040
	10/01/17 - FSA Insured
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series 2002,	No Opt. Call	A+	1,047,220
	4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 - MBIA Insured	No Opt. Call	AAA	1,624,467

3,380	Total Arkansas			3,746,727

	California - 1.7%
2,115	Vernon, California, Electric System Revenue Bonds, Malburg Generating Station Project, Series 2003C,	4/08 at 100.00	Aaa	2,211,930
	5.250%, 4/01/17 (Pre-refunded 4/01/08) (3)

	Colorado - 12.7%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999, 5.000%, 12/01/20 -	12/14 at 100.00	AAA	3,093,481
	AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Classical Academy,	12/13 at 100.00	AAA	1,198,265
	Series 2003, 4.500%, 12/01/18 - XLCA Insured
1,405	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School	7/12 at 100.00	BBB	1,466,216
	District RE-1 - DCS Montessori School, Series 2002A, 6.000%, 7/15/22
485	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29	4/10 at 105.00	AA	501,383
	(Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A, 6.000%, 12/01/23	12/11 at 100.00	BBB	1,099,405
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement Bonds,	12/13 at 100.00	AA	1,469,791
	Series 2003, 4.500%, 12/01/18 - RAAI Insured
1,340	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/20 -	12/14 at 101.00	AA	1,394,176
	RAAI Insured
145	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds,	No Opt. Call	Aaa	147,722
	Series 1992A-2, 8.750%, 6/01/11
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.250%,	6/11 at 102.00	AAA	74,166
	6/15/41 - FSA Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B, 0.000%,	6/11 at 38.04	AAA	1,761,501
	6/15/27 - AMBAC Insured
1,000	Summit County, Colorado, Sports Facilities Revenue Refunding Bonds, Keystone Resorts Management,	No Opt. Call	AAA	1,028,320
	Inc. Project, Series 1990, 7.750%, 9/01/06
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	Baa1	3,011,290

19,725	Total Colorado			16,245,716

	Connecticut - 1.7%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project,
	Series 1993A:
500	5.500%, 1/01/14 (Alternative Minimum Tax)	1/06 at 100.00	BBB	504,050
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	1/15 at 100.00	BBB	1,596,690

2,070	Total Connecticut			2,100,740

	District of Columbia - 4.0%
	District of Columbia, General Obligation Refunding Bonds, Series 1993A:
900	6.000%, 6/01/07 - MBIA Insured	No Opt. Call	AAA	913,401
4,105	6.000%, 6/01/07 - MBIA Insured	No Opt. Call	AAA	4,166,575

5,005	Total District of Columbia			5,079,976

	Florida - 3.7%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%, 10/01/17 -	10/13 at 100.00	AAA	2,619,864
	MBIA Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 -	10/15 at 100.00	AAA	2,135,920
	AMBAC Insured

4,400	Total Florida			4,755,784

	Illinois - 11.1%
845	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%,	1/09 at 100.00	N/R	900,179
	1/01/14
4,935	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek American	4/11 at 105.00	Aaa	5,144,639
	Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series 1993D, 6.750%,	4/10 at 102.00	BBB-	2,112,300
	3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 2000, 4.450%, 3/01/34	3/34 at 100.00	A1	2,019,100
	(Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation	5/12 at 101.00	Baa3	1,120,080
	Fund, University Center Project, Series 2002, 6.625%, 5/01/17
1,210	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999,	8/09 at 101.00	A	1,260,905
	5.500%, 8/15/19
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Edward Hospital, Series 1993A, 6.000%, 2/15/19	2/06 at 100.00	A+	1,002,990
585	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline Towers Apartments,	5/06 at 100.00	A-	585,737
	Series 1992B, 6.625%, 11/01/07

13,575	Total Illinois			14,145,930

	Indiana - 0.8%
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1992D, 6.600%, 2/01/07	No Opt. Call	AA	1,034,640

	Iowa - 2.4%
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%, 7/01/25	7/10 at 100.00	A1	1,074,610
1,800	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,	6/11 at 101.00	AAA	1,957,266
	5.300%, 6/01/25 (Pre-refunded 6/01/11) (3)

2,800	Total Iowa			3,031,876

	Kansas - 2.9%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System	11/11 at 101.00	A+	3,714,060
	Inc., Series 2001-III, 5.500%, 11/15/21

	Kentucky - 1.6%
2,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30 (Alternative	1/15 at 100.60	AAA	2,072,660
	Minimum Tax)

	Maryland - 0.9%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%,	9/07 at 100.00	N/R	1,116,698
	9/01/19 (Alternative Minimum Tax)

	Massachusetts - 1.3%
1,480	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H, 6.650%,	7/10 at 100.00	AAA	1,598,518
	7/01/41 - MBIA Insured (Alternative Minimum Tax)

	Michigan - 2.4%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,127,930
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18 (3)
	(Pre-refunded 5/01/12)
785	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series 2001, 7.360%,	No Opt. Call	Baa2	789,264
	3/01/07
600	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995,	1/06 at 102.00	Ba3	605,628
	6.625%, 1/01/16
470	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center, Series 1988A,	8/12 at 100.00	BB-	470,743
	8.125%, 8/15/12

2,855	Total Michigan			2,993,565

	Minnesota - 0.9%
1,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 -	No Opt. Call	A	1,086,360
	ACA Insured

	Nebraska - 0.8%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds, Series 2004,	12/14 at 100.00	Aaa	1,067,280
	5.000%, 12/15/19 - FSA Insured

	New York - 8.8%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series 2003A, 5.500%,	7/13 at 100.00	AA	1,093,690
	7/01/15 - RAAI Insured
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds, Consolidated Edison	6/36 at 100.00	A1	1,500,525
	Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12) (Alternative Minimum Tax)
1,225	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and Nursing Home	2/06 at 102.00	AA+	1,253,273
	Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,130	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds, Series 1994,	No Opt. Call	AAA	2,304,767
	8.500%, 11/01/07 - MBIA Insured (Alternative Minimum Tax)
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC,	No Opt. Call	AAA	5,011,263
	Sixth Series 1997, 7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)

10,155	Total New York			11,163,518

	North Carolina - 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 - AMBAC Insured	6/13 at 101.00	AAA	2,008,611

	Ohio - 1.6%
970	Hamilton County, Ohio, Hospital Facilities Revenue Refunding Bonds, Bethesda Hospital Inc., Series 1992A,	No Opt. Call	A(3)	970,078
	6.250%, 1/01/06 (3)
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A+	1,023,860

1,970	Total Ohio			1,993,938

	Oklahoma - 0.9%
1,150	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center,	8/06 at 102.00	AAA	1,183,983
	Series 1995D, 5.000%, 8/15/14 - AMBAC Insured

	Pennsylvania - 1.2%
1,300	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976, 7.625%,	No Opt. Call	Aaa	1,511,549
	7/01/15

	South Carolina - 5.4%
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
1,040	6.750%, 1/01/19 - FGIC Insured	No Opt. Call	AAA	1,327,165
2,835	6.750%, 1/01/19 - FGIC Insured	No Opt. Call	AAA	3,542,304
1,260	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health Alliance,	No Opt. Call	Baa2(3)	1,404,371
	Series 2000A, 7.000%, 12/15/10 (3)
500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	528,200
	Series 2001B, 6.000%, 5/15/22

5,635	Total South Carolina			6,802,040

	Tennessee - 1.8%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,
	Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12) (3)	9/12 at 100.00	A-(3)	854,648
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12) (3)	9/12 at 100.00	A-(3)	1,424,413

2,000	Total Tennessee			2,279,061

	Texas - 5.8%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 - MBIA Insured	9/14 at 100.00	AAA	1,117,709
415	Austin-Travis County Mental Health Center, Texas, Revenue Bonds, Mental Health and Mental Retardation	3/06 at 100.50	AAA	419,133
	Center Facilities Acquisition Program, Series 1995A, 6.500%, 3/01/15 - FSA Insured
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy Inc.,	6/14 at 100.00	AAA	2,010,780
	Series 2004B, 4.250%, 12/01/17 - FGIC Insured
155	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series 1991A,	3/06 at 100.00	A3	155,468
	8.500%, 9/01/11
2,500	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Refunding Bonds, Central Power	11/29 at 100.00	BBB	2,518,800
	and Light Company, Series 2001A, 4.550%, 11/01/29 (Mandatory put 11/01/06)
460	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon	No Opt. Call	Baa3	461,927
	Health System Project, Series 2001, 5.600%, 5/15/06
200	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Daughters of	5/06 at 100.00	Aaa	201,430
	Charity National Health System, Series 1993B, 5.900%, 11/15/07
455	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition Program,	3/06 at 100.50	AAA	459,532
	Series 1995E, 6.500%, 3/01/15 - FSA Insured

7,240	Total Texas			7,344,779

	Utah - 1.7
2,055	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project,	No Opt. Call	N/R	2,133,707
	Series 1998, 6.000%, 12/15/10

	Washington - 9.5%
	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993A:
1,340	7.000%, 7/01/07	No Opt. Call	Aaa	1,412,816
160	7.000%, 7/01/07	No Opt. Call	Aaa	168,405
1,130	7.000%, 7/01/08	No Opt. Call	Aaa	1,229,790
1,870	7.000%, 7/01/08	No Opt. Call	Aaa	2,027,174
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B,	No Opt. Call	AAA	370,968
	7.125%, 7/01/16 - MBIA Insured
7,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1990B,	No Opt. Call	Aaa	6,883,376
	0.000%, 7/01/06

11,795	Total Washington			12,092,529

	West Virginia - 1.6%
2,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, West Penn Power	8/06 at 100.00	AAA	2,025,500
	Company, Series 1994C, 6.750%, 8/01/24 - MBIA Insured (Alternative Minimum Tax)

	Wisconsin - 3.8%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
875	6.125%, 6/01/27	6/12 at 100.00	BBB	924,271
1,480	6.375%, 6/01/32	6/12 at 100.00	BBB	1,578,376
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc., Series 2001,	7/11 at 100.00	A-	1,070,640
	6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A,	2/09 at 101.00	A	1,187,939
	5.500%, 2/15/20 - ACA Insured

4,505	Total Wisconsin			4,761,226

$122,905	Total Investments (cost $121,998,492) - 99.1%			125,729,244

	Other Assets Less Liabilities - 0.9%			1,118,054

	Net Assets - 100%			$126,847,298

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $121,956,140.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,148,998
Depreciation	(375,894)

Net unrealized appreciation (depreciation) of investments	$3,773,104

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Maturities Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.